CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and equivalents	$ 295.9	$ 216.6
Accounts receivable, net	483.9	591.9
Related party accounts receivable	0.0	16.6
Inventories, net	305.2	330.0
Other current assets	72.4	36.4
Deferred income taxes	0.0	52.6
Total current assets	1,157.4	1,244.1
Property, plant and equipment:
Land	37.7	30.8
Buildings and leasehold improvements	224.9	158.6
Machinery and equipment	483.9	350.0
Property, plant and equipment, gross	746.5	539.4
Accumulated depreciation	(314.1)	(267.0)
Property, plant and equipment, net	432.4	272.4
Goodwill	1,023.4	1,081.0
Intangibles, net	579.4	659.3
Other assets	111.6	64.2
Related party notes receivable	0.0	707.1
TOTAL ASSETS	3,304.2	4,028.1
Current liabilities:
Accounts payable	227.1	252.0
Related party accounts payable	0.0	11.9
Accrued expenses	467.3	426.1
Income taxes payable	31.7	35.4
Short-term debt	28.0	6.0
Current maturities of long-term debt	10.3	1.7
Current maturities of related party notes payable	0.0	36.8
Total current liabilities	764.4	769.9
Long-term debt	993.8	10.3
Related party notes payable	0.0	966.3
Deferred and other income taxes	142.0	234.1
Other long-term liabilities	133.4	108.7
Total long-term liabilities	1,269.2	1,319.4
Commitments and contingent liabilities (Note 13)
SPX FLOW, Inc. shareholders’ equity:
Preferred stock, no par value, 3,000,000 shares authorized, and no shares issued and outstanding	0.0	0.0
Common stock, $0.01 par value, 300,000,000 shares authorized, 41,429,014 issued and 41,386,740 outstanding at December 31, 2015, and no shares issued and outstanding at December 31, 2014	0.4	0.0
Paid-in capital	1,621.7	0.0
Retained earnings	21.1	0.0
Accumulated other comprehensive loss	(382.7)	(219.2)
Common stock in treasury (42,274 shares at December 31, 2015, and no shares at December 31, 2014)	(1.4)	0.0
Former parent company investment	0.0	2,144.6
Total SPX FLOW, Inc. shareholders' equity	1,259.1	1,925.4
Noncontrolling interests	11.5	13.4
Total equity	1,270.6	1,938.8
TOTAL LIABILITIES AND EQUITY	$ 3,304.2	$ 4,028.1